UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue

         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     October 19, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $115,132 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      434     8300 SH       Sole                        0        0     8300
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     3040    71550 SH       Sole                        0        0    71550
APPLE INC                      COM              037833100      556     1960 SH       Sole                        0        0     1960
AT&T INC                       COM              00206r102     3125   109279 SH       Sole                        0        0   109279
AUTOMATIC DATA PROCESSING IN   COM              053015103      244     5800 SH       Sole                        0        0     5800
BANK OF NEW YORK MELLON CORP   COM              064058100      500    19123 SH       Sole                        0        0    19123
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     1234    19433 SH       Sole                        0        0    19433
CELGENE CORP                   COM              151020104      374     6500 SH       Sole                        0        0     6500
CHEVRON CORP NEW               COM              166764100      233     2871 SH       Sole                        0        0     2871
CISCO SYS INC                  COM              17275r102     4961   226550 SH       Sole                        0        0   226550
COCA COLA CO                   COM              191216100      240     4100 SH       Sole                        0        0     4100
CONOCOPHILLIPS                 COM              20825c104     2171    37810 SH       Sole                        0        0    37810
CONSOLIDATED EDISON INC        COM              209115104     3769    78172 SH       Sole                        0        0    78172
DANAHER CORP DEL               COM              235851102      674    16600 SH       Sole                        0        0    16600
DEVON ENERGY CORP NEW          COM              25179m103     2115    32665 SH       Sole                        0        0    32665
EATON CORP                     COM              278058102     3776    45780 SH       Sole                        0        0    45780
EXXON MOBIL CORP               COM              30231g102     2759    44655 SH       Sole                        0        0    44655
GENERAL ELECTRIC CO            COM              369604103      872    53652 SH       Sole                        0        0    53652
HANSEN MEDICAL INC             COM              411307101       33    22900 SH       Sole                        0        0    22900
HEINZ H J CO                   COM              423074103      490    10350 SH       Sole                        0        0    10350
HUDSON CITY BANCORP            COM              443683107     2903   236800 SH       Sole                        0        0   236800
ILLINOIS TOOL WKS INC          COM              452308109     2921    62125 SH       Sole                        0        0    62125
INTEL CORP                     COM              458140100      891 46423.23 SH       Sole                        0        0 46423.23
INTERNATIONAL BUSINESS MACHS   COM              459200101     4502    33561 SH       Sole                        0        0    33561
INTUITIVE SURGICAL INC         COM NEW          46120e602      921     3245 SH       Sole                        0        0     3245
JOHNSON & JOHNSON              COM              478160104     2342    37792 SH       Sole                        0        0    37792
KIMBERLY CLARK CORP            COM              494368103      901    13850 SH       Sole                        0        0    13850
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      212     3100 SH       Sole                        0        0     3100
LOWES COS INC                  COM              548661107     3318   148870 SH       Sole                        0        0   148870
MEDTRONIC INC                  COM              585055106     3802   113235 SH       Sole                        0        0   113235
MERCK & CO INC NEW             COM              58933y105      515    14000 SH       Sole                        0        0    14000
METABOLIX INC                  COM              591018809      145    11550 SH       Sole                        0        0    11550
MICROSOFT CORP                 COM              594918104     3568   145703 SH       Sole                        0        0   145703
NEWMONT MINING CORP            COM              651639106     1071    17050 SH       Sole                        0        0    17050
NEXTERA ENERGY INC             COM              65339f101      234     4300 SH       Sole                        0        0     4300
NIKE INC                       CL B             654106103     2395    29885 SH       Sole                        0        0    29885
NUANCE COMMUNICATIONS INC      COM              67020y100     2377   152000 SH       Sole                        0        0   152000
OMNICOM GROUP INC              COM              681919106     2726    69050 SH       Sole                        0        0    69050
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      153    13800 SH       Sole                        0        0    13800
PENN WEST ENERGY TR            TR UNIT          707885109      289    14400 SH       Sole                        0        0    14400
PEPSICO INC                    COM              713448108     5880    88494 SH       Sole                        0        0    88494
PITNEY BOWES INC               COM              724479100     2866   134034 SH       Sole                        0        0   134034
PPG INDS INC                   COM              693506107      411     5650 SH       Sole                        0        0     5650
PROCTER & GAMBLE CO            COM              742718109     4426    73798 SH       Sole                        0        0    73798
SANDRIDGE ENERGY INC           COM              80007p307       85    15000 SH       Sole                        0        0    15000
SCANA CORP NEW                 COM              80589m102     1421    35250 SH       Sole                        0        0    35250
SOUTHERN CO                    COM              842587107     3608    96890 SH       Sole                        0        0    96890
SPDR GOLD TRUST                GOLD SHS         78463v107     1474    11525 SH       Sole                        0        0    11525
SYNOVUS FINL CORP              COM              87161c105       28    11200 SH       Sole                        0        0    11200
SYSCO CORP                     COM              871829107     3770   132175 SH       Sole                        0        0   132175
TARGET CORP                    COM              87612e106      759    14210 SH       Sole                        0        0    14210
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5253    99590 SH       Sole                        0        0    99590
THERMO FISHER SCIENTIFIC INC   COM              883556102      241     5029 SH       Sole                        0        0     5029
TIFFANY & CO NEW               COM              886547108      247     5267 SH       Sole                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     4206    80728 SH       Sole                        0        0    80728
UNITED TECHNOLOGIES CORP       COM              913017109     3866    54280 SH       Sole                        0        0    54280
VERIZON COMMUNICATIONS INC     COM              92343v104     5263   161493 SH       Sole                        0        0   161493
WALGREEN CO                    COM              931422109      224     6700 SH       Sole                        0        0     6700
WELLS FARGO & CO NEW           COM              949746101     3053   121552 SH       Sole                        0        0   121552
ZIMMER HLDGS INC               COM              98956p102      265     5060 SH       Sole                        0        0     5060